Derivatives and Hedging Activities (Contract Amounts of Foreign Contracts, Interest Rate Swaps, Cross Currency Swaps and Commodity Futures) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives and Hedging Activities
To sell foreign currencies	¥ 397,580	¥ 375,430
To buy foreign currencies	225,444	196,439
Cross currency swaps	47,668	31,797
Interest rate swaps	31,170	33,702
To sell commodity	128,411	40,194
To buy commodity	¥ 160,483	¥ 113,682